SHARE CAPITAL (weighted average assumptions of stock options) (Details)	12 Months Ended
Jan. 31, 2024 $ / shares
Equity [Abstract]
Stock price	$ 0.61
Exercise price	$ 0.7
Risk-free interest rate	1.60%
Expected life	3 years
Expected volatility	80.00%
Expected annual dividend yield	0.00%